Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Research and development expenses	$ 282	$ 235	$ 206
Accounts payable	62	42	63
Contributed cash amounts to ST Foundation		1	1
ST-Ericsson AT (JVD) [Member]
Related Party Transaction [Line Items]
Research and development expenses	224	194
Accounts payable	$ 44	$ 23